UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):    [  ] is a restatement.
                                     [  ] adds new holdings entries.

Name:        Manulife Asset Management (US) LLC
Address:     101 Huntington Avenue
             Boston, MA 02199


Form 13F File Number: 028-04428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850




     William Corson                 Boston, MA                   July 6, 2012
     --------------                 ----------                   ------------
     [Signature]                    [City, State]                [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.


Report Type (check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:          NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                            0

Form 13F Information Table Entry Total:                                     100

Form 13F Information Table Value Total:                 US $634,862 (thousands)


List of Other Included Managers:  NONE

                              TITLE
                               OF      CUSIP       VALUE    SHARES OR     SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS    NUMBER     (X$1000)  PRN AMOUNT    PRN   CALL   DISCRETION   MANAGER   SOLE     SHARED   NONE
ABBOTT LABS                    COM    002824100     7462     205,507      SH              SOLE               205,507
AFLAC CORP                     COM    001055102    10635     225,373      SH              SOLE               225,373
AIR PRODUCTS & CHEM INC        COM    009158106     2252      67,100      SH              SOLE                67,100
ALLTEL                         COM    020039103     3087      37,335      SH              SOLE                37,335
AMERICAN GENERAL CORP          COM    026351106     3404      44,860      SH              SOLE                44,860
AMERICAN HOME PRODS CORP       COM    026609107     3591      91,502      SH              SOLE                91,502
AMERICAN INTL GROUP INC        COM    026874107    14966     138,418      SH              SOLE               138,418
AMSOUTH BANCORPORATION         COM    032165102      213      11,050      SH              SOLE                11,050
ANHEUSER BUSCH                 COM    035229103      217       3,066      SH              SOLE                 3,066
AT&T CORP                      COM    001957109      898      17,678      SH              SOLE                17,678
ATLANTIC RICHFIELD CO          COM    048825103      284       3,280      SH              SOLE                 3,280
AUTO DATA PROCESSING           COM    053015103    13644     253,251      SH              SOLE               253,251
AVERY DENNISON CORP            COM    053611109     2973      40,800      SH              SOLE                40,800
BANK OF AMERICA CORPORATIO     COM    060505104     8071     160,819      SH              SOLE               160,819
BANK OF NEW YORK               COM    064057102      360       9,000      SH              SOLE                 9,000
BAXTER INTL INC                COM    071813109    15321     243,910      SH              SOLE               243,910
BBT CORPORATION                COM    054937107      270       9,866      SH              SOLE                 9,866
BELL ATLANTIC CORP             COM    077853109     2175      35,335      SH              SOLE                35,335
BELLSOUTH CORP                 COM    079860102      643      13,742      SH              SOLE                13,742
BEMIS COMPANY                  COM    081437105     4418     126,685      SH              SOLE               126,685
BEST FOODS                     COM    08658U101     8731     166,100      SH              SOLE               166,100
BRISTOL MYERS SQUIBB           COM    110122108    14544     226,587      SH              SOLE               226,587
CENTURYTEL INC                 COM    156700106    11776     248,564      SH              SOLE               248,564
CHESTER VALLEY BANCORP         COM    166335109      657      41,735      SH              SOLE                41,735
CHEVRON CORPORATION            COM    166751107     9590     110,702      SH              SOLE               110,702
CISCO SYSTEMS INC              COM    17275R102     1901      17,749      SH              SOLE                17,749
CITIGROUP INC                  COM    172967101    18191     326,665      SH              SOLE               326,665
CLOROX CO DEL                  COM    189054109      821      16,295      SH              SOLE                16,295
COCA-COLA COMPANY              COM    191216100      242       4,146      SH              SOLE                 4,146
COLGATE PALMOLIVE              COM    194162103      276       4,240      SH              SOLE                 4,240
COMPUTER ASSOC INTL INC        COM    204912109      441       6,300      SH              SOLE                 6,300
CONOCO INC CLB B               COM    208251405      501      20,133      SH              SOLE                20,133
CONOCO INC-CL A                COM    208251306      676      27,300      SH              SOLE                27,300
DAYTON HUDSON CORP             COM    239753106    13893     189,178      SH              SOLE               189,178
DELL COMPUTER CORP             COM    247025109      549      10,770      SH              SOLE                10,770
DOVER CORPORATION              COM    260003108    15026     331,159      SH              SOLE               331,159
DU PONT E I DE NEMOURS         COM    263534109     4512      68,500      SH              SOLE                68,500
ECOLAB INC                     COM    278865100     1833      46,850      SH              SOLE                46,850
ELECTRONIC DATA SYSTEMS CO     COM    285661104      449       6,712      SH              SOLE                 6,712
EMC CORPORATION                COM    268648102     1324      12,115      SH              SOLE                12,115
EMERSON ELEC                   COM    291011104    14358     250,244      SH              SOLE               250,244
EXXON MOBILE CORPORATION       COM    30231G102    17960     222,935      SH              SOLE               222,935
FEDERAL NATL MTG ASSN          COM    313586109    16423     263,033      SH              SOLE               263,033
FIRST TENNESEE NATL CORP       COM    337162101     3761     131,971      SH              SOLE               131,971
FIRST UNION CORP               COM    337358105     1080      32,799      SH              SOLE                32,799
GANNETT COMPANY                COM    364730101    17301     212,121      SH              SOLE               212,121
GENERAL ELEC CO                COM    369604103    21816     140,977      SH              SOLE               140,977
GENERAL MLS INC                COM    370334104      692      19,360      SH              SOLE                19,360
GLOBAL CROSSING LTD            COM    3921A1009      257       5,125      SH              SOLE                 5,125
GRAINGER (W.W.) INC            COM    384802104     3512      73,450      SH              SOLE                73,450
GTE CORP                       COM    362320103      545       7,718      SH              SOLE                 7,718
HEWLETT PACKARD CO             COM    428236103    11869     104,345      SH              SOLE               104,345
HOME DEPOT  INC.               COM    437076102    17331     252,088      SH              SOLE               252,088
HONEYWELL INTERNATIONAL IN     COM    438516106     9841     170,597      SH              SOLE               170,597
HOUSEHOLD INTERNATIONAL IN     COM    441815107     1827      49,047      SH              SOLE                49,047
ILLINOIS TOOL WORKS INC        COM    452308109    11865     175,620      SH              SOLE               175,620
INTEL CORP                     COM    458140100    11883     144,367      SH              SOLE               144,367
INTERNATIONAL BUSINESS MAC     COM    459200101     1646      15,256      SH              SOLE                15,256
INTERPUBLIC GROUP OF COMPA     COM    460690100    17622     305,479      SH              SOLE               305,479
JOHN WILEY & SONS              COM    968223206      268      16,000      SH              SOLE                16,000
JOHNSON & JOHNSON              COM    478160104    13272     142,323      SH              SOLE               142,323
JOHNSON CONTROLS               COM    478366107     2391      42,045      SH              SOLE                42,045
KIMBERLY CLARK CORP            COM    494368103    12822     195,946      SH              SOLE               195,946
LEGGETT & PLATT INC            COM    524660107    10378     484,118      SH              SOLE               484,118
LOWES COMPANIES                COM    548661107     9562     160,030      SH              SOLE               160,030
LUCENT TECHNOLOGIES INC        COM    549463107     2708      36,113      SH              SOLE                36,113
MASCO CORPORATION              COM    574599106    12585     495,944      SH              SOLE               495,944
MCDONALDS CORP                 COM    580135101     5640     139,896      SH              SOLE               139,896
MCGRAW-HILL COMPANIES INC      COM    580645109    14241     231,093      SH              SOLE               231,093
MCI WORLDCOM INC               COM    55268B106      676      12,743      SH              SOLE                12,743
MEDTRONIC  INC                 COM    585055106     8773     240,758      SH              SOLE               240,758
MERCK & CO INC                 COM    589331107     6173      91,872      SH              SOLE                91,872
MICROSOFT CORP                 COM    594918104     2005      17,170      SH              SOLE                17,170
MINNESOTA MNG & MFG CO         COM    604059105     9019      92,146      SH              SOLE                92,146
MOLEX INC                      COM    608554101     1785      31,496      SH              SOLE                31,496
NUCOR CORPORATION              COM    670346105     5186      94,610      SH              SOLE                94,610
OY NOKIA AB ADR CLASS A        COM    654902204     1044       5,465      SH              SOLE                 5,465
PENTAIR INC                    COM    709631105    12858     333,968      SH              SOLE               333,968
PEPSICO INC                    COM    713448108    14121     400,603      SH              SOLE               400,603
PFIZER INC                     COM    717081103      423      13,030      SH              SOLE                13,030
PHILIP MORRIS COS INC          COM    718154107     1175      51,105      SH              SOLE                51,105
PITNEY-BOWES INC               COM    724479100    12126     251,000      SH              SOLE               251,000
PNC BANK                       COM    693475105      308       6,918      SH              SOLE                 6,918
PROCTER & GAMBLE CO            COM    742718109     4463      40,737      SH              SOLE                40,737
QUESTAR CORP                   COM    748356102     1823     121,500      SH              SOLE               121,500
RELIASTAR FINANCIAL CORP       COM    75952U103     2996      76,465      SH              SOLE                76,465
ROYAL DUTCH ADR  NY REG GL     COM    780257804     7196     118,825      SH              SOLE               118,825
SBC COMMUNICATIONS INC         COM    78387G103    11905     244,215      SH              SOLE               244,215
SCHERING PLOUGH CORP           COM    806605101     3011      71,055      SH              SOLE                71,055
SIGMA-ALDRICH                  COM    826552101     2355      78,338      SH              SOLE                78,338
SUN MICROSYSTEMS  INC.         COM    866810104     1214      15,675      SH              SOLE                15,675
SUNTRUST BKS INC               COM    867914103    13743     199,710      SH              SOLE               199,710
SYSCO CORPORATION              COM    871829107    15808     399,580      SH              SOLE               399,580
TYCO INTERNATIONAL LTD         COM    902124106      452      11,590      SH              SOLE                11,590
UNITED TECHNOLOGIES CORP       COM    913017109     1434      22,066      SH              SOLE                22,066
WAL MART STORES INC            COM    931142103     6684      96,691      SH              SOLE                96,691
WALGREEN CO                    COM    931422109      227       7,768      SH              SOLE                 7,768
WARNER LAMBERT CO              COM    934488107     9995     121,989      SH              SOLE               121,989
WELLS FARGO COMPANY            COM    949746101     9338     230,936      SH              SOLE               230,936
WILMINGTON TRUST               COM    971807102      273       5,660      SH              SOLE                 5,660